Equity (Changes in Accumulated Other Comprehensive Income (Loss), Net of Applicable Taxes) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning Balance	¥ 52,599	¥ 9,590	¥ (49,112)
Other comprehensive income (loss) before reclassifications	(36,821)	42,967	55,618
Amounts reclassified from accumulated other comprehensive income (loss)	(884)	418	3,277
Total other comprehensive income (loss)	(37,705)	43,385	58,895
Less: other comprehensive (income) loss attributable to noncontrolling interests	(6)	(376)	(193)
Accumulated other comprehensive income (loss), Ending Balance	14,888	52,599	9,590
Unrealized holding gains (losses) on available-for-sale securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning Balance	67,620	45,038	36,372
Other comprehensive income (loss) before reclassifications	(4,715)	22,468	8,751
Amounts reclassified from accumulated other comprehensive income (loss)	(1,278)	120	(84)
Total other comprehensive income (loss)	(5,993)	22,588	8,667
Less: other comprehensive (income) loss attributable to noncontrolling interests	(3)	(6)	(1)
Accumulated other comprehensive income (loss), Ending Balance	61,624	67,620	45,038
Unrealized gains (losses) on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning Balance	(101)	(97)	(80)
Other comprehensive income (loss) before reclassifications	(148)	(20)	(76)
Amounts reclassified from accumulated other comprehensive income (loss)	31	16	59
Total other comprehensive income (loss)	(117)	(4)	(17)
Accumulated other comprehensive income (loss), Ending Balance	(218)	(101)	(97)
Foreign currency translation adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning Balance	16,871	(12,437)	(49,907)
Other comprehensive income (loss) before reclassifications	(10,324)	29,678	31,653
Amounts reclassified from accumulated other comprehensive income (loss)	(263)		6,010
Total other comprehensive income (loss)	(10,587)	29,678	37,663
Less: other comprehensive (income) loss attributable to noncontrolling interests	(3)	(370)	(193)
Accumulated other comprehensive income (loss), Ending Balance	6,281	16,871	(12,437)
Pension liability adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning Balance	(31,791)	(22,914)	(35,497)
Other comprehensive income (loss) before reclassifications	(21,634)	(9,159)	15,290
Amounts reclassified from accumulated other comprehensive income (loss)	626	282	(2,708)
Total other comprehensive income (loss)	(21,008)	(8,877)	12,582
Less: other comprehensive (income) loss attributable to noncontrolling interests			1
Accumulated other comprehensive income (loss), Ending Balance	¥ (52,799)	¥ (31,791)	¥ (22,914)